GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Company-owned Brokerage Services CNY	Dec. 31, 2012 Company-owned Brokerage Services CNY	Dec. 31, 2011 Company-owned Brokerage Services CNY	Dec. 31, 2013 Franchise Services CNY	Dec. 31, 2012 Franchise Services CNY	Dec. 31, 2011 Franchise Services CNY	Dec. 31, 2013 Primary and Commercial Services CNY	Dec. 31, 2012 Primary and Commercial Services CNY
Changes in goodwill
Balance at the beginning of the period		103,943	114,698		3,537	3,537	3,537	8,696	8,696	8,696	91,710	102,465
Goodwill impairment losses	(3,367)	(20,384)	(10,755)	(30,614)							(20,384)	(10,755)
Balance at the end of the period	$ 13,803	83,559	103,943	114,698	3,537	3,537	3,537	8,696	8,696	8,696	71,326	91,710
Long term growth rate (as a percent)	3.00%	3.00%
Discount rate (as a percent)	19.00%	19.00%